Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements at Reporting Date Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 490.8	$ 382.0
Derivative financial instruments: Assets	0.0	0.0
Derivative financial instruments: Liabilities	0.0	0.0
Debt	1,552.8	1,624.4
Fair Value Measurements at Reporting Date Using Significant Observable Inputs (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	0.0	0.0
Derivative financial instruments: Assets	5.6	3.4
Derivative financial instruments: Liabilities	7.5	10.4
Debt	123.7	115.0
Total Carrying Amount
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	490.8	382.0
Derivative financial instruments: Assets	5.6	3.4
Derivative financial instruments: Liabilities	7.5	10.4
Debt	1,411.2	1,552.5
Fair Value Measurements at Reporting Date Using Total Estimated Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	490.8	382.0
Derivative financial instruments: Assets	5.6	3.4
Derivative financial instruments: Liabilities	7.5	10.4
Debt	$ 1,676.5	$ 1,739.4